Extension Amendments, Shareholder Redemptions and Related Share Exchange Agreement, Terminated in July 2020, for Prior Proposed Business Combination	9 Months Ended
Sep. 30, 2020
Share Exchange Agreement For Business Combination And Extension Agreement [Abstract]
EXTENSION AMENDMENTS, SHAREHOLDER REDEMPTIONS AND RELATED SHARE EXCHANGE AGREEMENT, TERMINATED IN JULY 2020, FOR PRIOR PROPOSED BUSINESS COMBINATION

NOTE 3 – EXTENSION AMENDMENTS, SHAREHOLDER REDEMPTIONS AND RELATED SHARE EXCHANGE AGREEMENT, TERMINATED IN JULY 2020, FOR PRIOR PROPOSED BUSINESS COMBINATION

On December 2, 2019, the Company entered into an Amended and Restated Share Exchange Agreement, as amended by that First Amendment to the Amended and Restated Share Exchange Agreement, dated March 13, 2020 (the “Share Exchange Agreement”), that amends and restates the Share Exchange Agreement dated as of August 23, 2019, as amended by that First Amendment to Share Exchange Agreement dated as of September 27, 2019, with Blue Valor Limited (“Blue Valor” or the “Seller”), a company incorporated in Hong Kong and an indirect, wholly owned subsidiary of Blue Focus Intelligent Communications Group (“BlueFocus”). Pursuant to the Share Exchange Agreement, the Company will purchase all of the issued and outstanding shares of a wholly-owned holding company organized in the Cayman Islands (the “Blue Impact target”), that, at closing, will hold the Blue Impact business, a digital-first, intelligent and integrated global advertising and marketing services company (the “Blue Impact business”).

On July 20, 2020, the Company terminated the Amended and Restated Share Exchange Agreement, dated December 2, 2019, between Blue Valor and the Company, as amended by that First Amendment to the Amended and Restated Share Exchange Agreement, dated March 13, 2020 (the “Share Exchange Agreement”). The Share Exchange Agreement was terminated pursuant to Section 10.1(f), which allows either party to terminate the agreement if the business combination contemplated therein is not consummated by May 20, 2020. The termination was in response to the increasing impact on the global advertising sector, and global markets broadly, resulting from the COVID-19 pandemic, which has negatively affected market valuations. Under the terms of the Share Exchange Agreement, the Company would have purchased all of the issued and outstanding shares of a wholly owned holding company of Blue Valor, which held the Blue Impact business, an advertising & marketing services group. the Company is proceeding to evaluate alternative business combinations. No termination penalty was incurred or became payable by the Company in connection with the termination of the Share Exchange Agreement.

Pursuant to their respective terms, each of (i) the Sponsor Support Agreement, dated March 13, 2020, by and among Legacy Acquisition I LLC, a Delaware limited liability company (the “Sponsor”), the Company and Blue Valor, (ii) the Waiver Agreement, dated March 13, 2020, by and between the Sponsor and the Company, and (iii) the Warrant Holder Support Agreements, dated March 13, 2020, by and between the Company and the holders of approximately 19,765,000 (or approximately 65.9%) of the Company’s public warrants, terminated concurrently with the termination of the Share Exchange Agreement. Additionally, the Warrant Amendments described in the Consent Solicitation Statement filed with the Securities and Exchange Commission (the “SEC”) on May 15, 2020, and subsequently approved by the public warrant holders will not take effect and there will be no redemption rights or liquidating distribution with respect to the Company’s warrants. The warrants will expire worthless if the Company does not complete an alternative business combination.

The Company’s Charter and final IPO prospectus dated November 16, 2017, (which was filed with the SEC on November 17, 2017) provided that the Company had until November 21, 2019 to complete a business combination. In order to provide the Company additional time to complete the business combination, on October 22, 2019 the Company’s shareholders approved an Extension Amendment (the “Extension Amendment”) in order to extend the deadline to complete the business combination from November 21, 2019 to December 21, 2019 and thereafter at the Company’s option or upon the Seller’s request up to five times, initially to January 21, 2020, and thereafter by up to four additional 30-day periods ending on May 20, 2020. On April 21, 2020, the Company filed a definitive proxy on Schedule 14A related to the Second Extension. Thereafter, on May 18, 2020, the shareholders of the Company approved an extension of time to complete the business combination from May 20, 2020 to November 20, 2020 (the “Extended Date”). As such, the deadline to consummate the business combination is currently extended to November 20, 2020. The Company may continue to withdraw from the Trust Account amounts necessary for taxes, and for working capital of up to $750,000 annually (on a pro rata basis), during the period of the Extension Amendments.

On October 23, 2019, the Company issued a note (the “Seller Note”) for the aggregate principal amount of approximately $979,000, to the Seller (including $100,000 provided to the Company for working capital). Borrowings under the Seller Note will bear interest at a rate equal to the 1-month USD LIBOR interest rate, plus 1.5%. The Seller Note was issued in connection with the approval by the Company’s stockholders of the Extension Amendment. In connection with the Extension Amendment, stockholders elected to redeem 694,820 shares of the Company’s Class A common stock, par value $0.0001 per share, issued in the Company’s initial public offering (the “public shares”), and 29,305,180 public shares remained issued and outstanding at that time following such redemptions. Accordingly, consistent with the Company’s proxy materials relating to the special meeting, on or about October 23, 2019, the Company made a cash contribution to the Trust Account in an amount equal to $0.03 for each public share that was not redeemed in connection with the stockholder approval of the Extension Amendment for the initial extension through December 21, 2019, which equaled an aggregate amount of approximately $979,000 (including $100,000 provided to Company for costs and expenses). On December 17, 2019, in connection with the Company’s extension of the date by which the Company has to consummate a business combination from December 21, 2019, to January 21, 2020, the Company issued an amended and restated note (the “Amended Seller Note”) to the Seller that amended and restated the Seller Note and received the second Seller Loan from the Seller. Borrowings under the Amended Seller Note will continue to bear interest at a rate equal to the 1 month USD LIBOR interest rate, plus 1.5% accruing from the date of the applicable borrowings. Subsequent to December 31, 2019, the Company has extended the date by which it has to consummate a business combination from January 21, 2020 to February 20, 2020, from February 20, 2020 to March 21, 2020, from March 21, 2020 to April 20, 2020 and from April 20, 2020 to May 20, 2020. In connection with each of the first three extensions, the Seller loaned $979,155.40 to the Company under the Amended Seller Note. Additionally, in connection with the remaining extensions, the Seller loaned $879,155.40 for each extension. As a result, Seller has loaned to the Company a total of $5,574,932.40 at September 30, 2020 (six loans), and a total of $1,958,310.80 at December 31, 2019 (two loans).

Under the terms of the Share Exchange Agreement, the Seller agreed to loan (each, a “Seller Loan”) to the Company the amount of the contributions to be made by the Company in connection with the initial extension through December 21, 2019, and for each period of the Extension thereafter; provided, however, that the Seller is not required to make any loan to the Company with respect to any Extension for the purpose of consummating an initial business combination other than the business combination with Blue Impact. In addition, the Seller agreed that the Seller Loans may include additional amounts to cover certain costs and expenses that the Company will reasonably incur in connection with the continuation of operations until the earlier of the consummation of the business combination or the Extended Date and the total of all such costs and expenses shall not exceed a total of $300,000 in the aggregate for all Extensions through the Extended Date. No Seller Loan may exceed $1,000,000 in the aggregate (including loans to fund costs and expenses). The Seller Loans made on or about October 23, 2019, December 21, 2019 and January 21, 2020, each in the principal amount of approximately $979,000 under the Amended Seller Note reflects a loan to fund the Company’s contributions to the Trust Account of approximately $879,000 plus $100,000 to fund the costs and expenses that the Company reasonably expects incur in connection with the continuation of operations until the earlier of the consummation of the business combination or the Extended Date. As of September 30, 2020, the Company had borrowed in respect of its costs and expenses a total of $300,000 in the aggregate (which is included in related party loans in the accompanying condensed consolidated balance sheet).

The Seller Loans will be forgiven by the Seller if the closing of the business combination does not occur and the Trust Account liquidates, except to the extent of any funds that are available to the Company (i) after such liquidation in accordance with the trust agreement, or (ii) from any other source. The amount of the Seller Loans will be repayable by the Company to the Seller upon consummation of the business combination. (The Company may choose to settle the Seller Loans and related fees with stock consideration.)

When the Company elected and/or the Seller requested that the Company extend the date by which the Company has to consummate the business combination, the Company has publicly announced the Company’s decision no later than the close of business on the last day of the then-current extension period. In addition, the Company has made additional contributions of $0.03 per outstanding public share for each period of the extension by the Company at its option and/or at the Seller’s request. The Seller has so far made contributions of $979,155.40 for each of the first three extensions, and $879,155.40 for each of the fourth, fifth and sixth extensions at September 30, 2020, for contributions of a total aggregate amount of $5,574,932. If the Company’s board of directors determines that the Company will not be able to consummate an initial business combination by the Extended Date, the Company’s board of directors would wind up our affairs and redeem 100% of the outstanding public shares.

In connection with the May 2020 Extension Agreement, stockholders elected to redeem 23,182,481 Class A common shares at approximately $10.46 per share for an aggregate of approximately $242,423,000 withdrawn from the trust account. In addition, in connection with the May 2020 Extension Agreement, the Company agreed to make a cash contribution (“Contribution”) to the trust account at the closing of a business combination in an amount equal to $0.02 for each public share that was not redeemed in connection with the stockholder approval of the Extension Amendment for each month of the Extension (or approximately $122,400.00 per month after giving effect to redemptions). The Contribution will not accrue interest and the aggregate amount of the Contribution will be calculated and paid in full at the closing from the proceeds of the business combination. Since this potential payment is contingent upon the closing of a business combination, no accrual of a liability has been made at September 30, 2020 and any payment will be reflected upon the closing of a business combination if there is such a closing.